UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-09086

TD ASSET MANAGMENT USA FUNDS INC.
(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019

(Address of principal executive offices)       (Zip code)

David Hartman, President, TD Asset Management USA Funds Inc., 31 West 52nd Street, NY, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:       212-827-7061

Date of fiscal year end:        October 31, 2007

Date of reporting period:       July 31, 2007

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

        File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS

July 31, 2007
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—7.5%
$ 9,173,435	Capital One Auto Finance Trust, Ser. 2007-A, Cl. A-1, 5.30%, due 2/15/08 (GTY: AMBAC)	5.32	$9,173,435
154,111,910	LEAFs, LLC, 5.32%, due 8/20/07 (Credit: AIG Financial Products Corp.) (Notes A, D)	5.32	154,111,784
42,342,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 8/7/07 (Credit: Bank of America, N.A.) (Note D)	5.31	42,304,845
85,720,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 8/7/07 (Credit: Bank of America, N.A.) (Note D)	5.29	85,644,709
35,298,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 9/7/07 (Credit: Bank of America, N.A.) (Note D)	5.31	35,106,812
37,000,000	Metropolitan Life Global Funding I, Ser. 2005-1, 5.35%, due 8/6/07 (Notes A, D)	5.35	37,001,049
235,000,000	Metropolitan Life Global Funding I, Ser. 2003-2, 5.43%, due 8/28/07 (Notes A, D)	5.35	235,108,102
24,400,000	Prestige Auto Receivables Trust, Ser. 2007-1, Cl. A-1, 5.36%, due 8/15/08 (GTY: FSA) (Note D)	5.36	24,400,000
150,000,000	RACERS Trust, Ser. 2004-6-MM, 5.37%, due 8/22/07 (Credit: Lehman Brothers Holdings, Inc.) (Notes A, D)	5.37	150,000,000
45,118,212	Santander Drive Auto Receivables Trust 2007-1, Cl. A-1, 5.32%, due 4/15/08 (Credit: FGIC; Bank of America, N.A.)	5.32	45,118,212
47,885,000	Ticonderoga Funding, LLC, 5.30%, due 8/14/07 (Credit: Bank of America, N.A.) (Note D)	5.30	47,793,872
50,000,000	Ticonderoga Funding, LLC, 5.30%, due 8/15/07 (Credit: Bank of America, N.A.) (Note D)	5.30	49,897,528
			915,660,348

	BROKER/DEALER OBLIGATIONS—12.8%
20,000,000	Bear Stearns Companies, Inc., 5.40%, due 8/6/07 (Note A)	5.40	20,003,783
148,000,000	Bear Stearns Companies, Inc., 5.38%, due 8/15/07 (Note A)	5.35	148,026,560
91,000,000	Bear Stearns Companies, Inc., 5.38%, due 8/28/07 (Note A)	5.38	91,000,000
55,810,000	Bear Stearns Companies, Inc., 5.51%, due 10/29/07 (Note A)	5.39	55,858,507
248,000,000	Goldman Sachs Group, Inc., 5.37%, due 8/15/07 (Notes A, D)	5.37	248,000,000
6,000,000	Lehman Brothers Holdings, Inc., 5.40%, due 8/22/07 (Note A)	5.33	6,002,532
122,500,000	Lehman Brothers Holdings, Inc., 5.31%, due 9/27/07 (Note A)	5.31	122,500,000
45,000,000	Merrill Lynch & Co., Inc., 5.40%, due 8/6/07 (Note A)	5.30	45,045,347
141,000,000	Merrill Lynch & Co., Inc., 5.33%, due 8/15/07 (Note A)	5.29	141,055,334
100,000,000	Merrill Lynch & Co., Inc., 5.30%, due 8/24/07 (Note A)	5.30	100,000,000
71,575,000	Morgan Stanley, 5.36%, due 8/3/07 (Note A)	5.30	71,614,319
88,000,000	Morgan Stanley, 5.44%, due 8/1/07 (Note A)	5.39	88,039,820
105,000,000	Morgan Stanley, 5.40%, due 8/6/07 (Note A)	5.35	105,052,555
254,000,000	Morgan Stanley, 5.38%, due 8/15/07 (Note A)	5.38	254,000,000
55,000,000	Morgan Stanley, 5.41%, due 8/27/07 (Note A)	5.29	55,055,449
			1,551,254,206

	FINANCE & INSURANCE OBLIGATIONS—5.8%
200,000,000	American Express Credit Corp., 5.42%, due 8/6/07 (Note A)	5.42	200,000,000
59,000,000	CIT Group, Inc., due 12/5/07	5.39	57,915,875
235,000,000	General Electric Capital Corp., 5.44%, due 8/17/07 (Note A)	5.45	235,000,000
11,000,000	HSBC Finance Corp., 5.37%, due 8/24/07 (Note A)	5.33	11,002,737
4,100,000	Kokomo Grain Co., Inc., Ser. 2002-A, 5.34%, due 8/7/07 (LOC: General Electric Capital Corp.) (Notes A, C, D)	5.34	4,100,000
50,000,000	MBIA Global Funding, LLC, due 2/11/08 (GTY: MBIA)	5.41	50,000,000
10,754,000	Meridian Funding Co., LLC, Extendible MTN, 5.47%, due 8/28/07 (GTY: MBIA) (Note A)	5.47	10,754,000
6,600,000	Morgan Stanley, 5.40%, due 8/6/07 (Note A)	5.27	6,604,828
100,000,000	Sigma Finance Inc., due 8/20/07 (Note D)	5.33	99,726,083
23,750,000	Sigma Finance Inc., due 10/24/07	5.25	23,468,206
			698,571,729

	FUNDING AGREEMENTS—2.3%
275,000,000	Metropolitan Life Insurance Co., 5.47%, due 8/1/07 (Notes A, B)	5.47	275,000,000

	INDUSTRIAL & OTHER COMMERCIAL PAPER—0.1%
10,000,000	Frontenac Properties, Inc., 5.35%, due 8/1/07 (GTY: Sisters of Mercy Health Systems, Inc.) (Note A)	5.35	10,000,000

	LOAN PARTICIPATIONS—2.4%
60,000,000	Army and Air Force Exchange Service, 5.32%, due 8/6/07	5.32	60,000,000
10,000,000	Army and Air Force Exchange Service, 5.30%, due 8/22/07 (Note B)	5.30	10,000,000
50,000,000	Army and Air Force Exchange Service, 5.32%, due 9/12/07 (Note B)	5.32	50,000,000
85,000,000	Army and Air Force Exchange Service, 5.33%, due 9/25/07 (Note B)	5.33	85,000,000
47,600,000	AXA Equitable Life Insurance Company, 5.38%, due 9/21/07 (Notes A, B)	5.38	47,600,000
31,000,000	California Institute of Technology, 5.31%, due 8/2/07	5.31	31,000,000
9,000,000	California Institute of Technology, 5.31%, due 8/16/07 (Note B)	5.31	9,000,000
3,000,000	Perseverance Associates LP, 5.42%, due 11/5/07 (GTY: Prudential Insurance Co. of America) (Note B)	5.42	3,000,000
			295,600,000

	TOTAL CORPORATE OBLIGATIONS—30.9%		3,746,086,283

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS

July 31, 2007
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER–1.0%
$ 50,000,000	Irish Life & Permanent PLC, 5.37%, due 9/20/07 (Notes A, D)	5.37	$49,646,528
66,000,000	Irish Life & Permanent PLC, 5.30%, due 11/2/07 (Notes A, D)	5.30	65,118,515
			114,765,043

	BANK NOTES—38.5%
220,000,000	Allied Irish Banks, PLC, 5.30%, due 8/20/07 (Note A)	5.30	220,000,000
90,000,000	Bank of New York Co., Inc., 5.38%, due 8/27/07 (Note A)	5.38	90,000,000
260,000,000	Bayerische Landesbank GZ, 5.38%, due 8/24/07 (Note A)	5.38	260,000,000
147,500,000	BNP Paribas, 5.33%, due 8/7/07 (Note A)	5.33	147,500,000
50,000,000	BNP Paribas, 5.35%, due 8/20/07 (Note A)	5.34	50,004,771
372,000,000	Canadian Imperial Bank of Commerce, 5.41%, due 8/15/07 (Note A)	5.41	372,000,000
10,000,000	Commonwealth Bank of Australia, 5.32%, due 8/24/07 (Note A)	5.32	10,000,000
200,000,000	Credit Agricole S.A., 5.33%, due 9/24/07 (Note A)	5.33	200,000,000
270,000,000	Credit Agricole S.A., 5.35%, due 10/23/07 (Note A)	5.35	270,000,000
200,000,000	Danske Bank A/S, 5.29%, due 8/20/07 (Note A)	5.28	200,000,000
300,000,000	Fortis Bank, 5.34%, due 10/19/07 (Note A)	5.34	300,000,000
125,000,000	HBOS Treasury Services PLC, 5.29%, 8/7/07 (Note A)	5.29	125,000,000
268,000,000	Irish Life & Permanent PLC, 5.36%, due 8/21/07 (Note A)	5.32	268,082,869
00,000	Irish Life & Permanent PLC, 5.34%, due 8/22/07 (Note A)	5.31	204,651,378
80,000,000	JPMorgan Chase & Co., 5.31%, due 8/2/07 (Note A)	5.31	80,000,000
150,000,000	National Australia Bank, 5.31%, 8/7/07 (Note A)	5.31	150,002,471
195,000,000	Rabobank Nederland, 5.32%, due 8/15/07 (Note A)	5.32	195,000,000
250,000,000	Royal Bank of Canada, 5.31%, due 8/1/07 (Note A)	5.31	250,000,000
69,000,000	Royal Bank of Canada, 5.37%, due 8/10/07 (Note A)	5.37	69,000,000
100,000,000	Societe Generale, 5.31%, due 8/2/07 (Note A)	5.31	100,001,926
287,000,000	Svenska Handelsbanken AB, 5.29%, due 8/21/07 (Note A)	5.29	287,000,000
61,600,000	Wells Fargo & Co., 5.38%, due 8/2/07 (Note A)	5.38	61,600,142
175,000,000	Wells Fargo & Co., 5.41%, due 8/15/07 (Note A)	5.41	175,000,000
99,000,000	Wells Fargo & Co., 5.28%, due 8/20/07 (Note A)	5.28	99,000,000
25,895,000	Wells Fargo & Co., 4.125%, due 3/10/08	5.21	25,726,842
185,000,000	WestLB AG, NY, 5.38%, due 8/10/07 (Note A)	5.38	185,000,000
168,000,000	Westpac Banking Corp., NY, 5.30%, due 8/6/07 (Note A)	5.30	168,000,653
20,000,000	Westpac Banking Corp., NY, 5.31%, due 8/16/07 (Note A)	5.31	20,000,000
95,000,000	Westpac Banking Corp., NY, 5.42%, due 9/11/07 (Note A)	5.41	95,004,193
			4,677,575,245

	DOMESTIC BANK SUPPORTED OBLIGATIONS—3.6%
5,135,000	ACF Parking LTD., Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,135,000
3,920,000	Anacortes Class Assets, LLC, Ser. 2003A, 5.36% (LOC: Bank of America, N.A.) (Note C)	5.29	3,920,000
6,230,000	B.F. Ft. Myers, Inc., B.F. South, Inc., UB Ltd., Adj. Rate Tax. Secs., Ser. 1999, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	6,230,000
3,600,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 5.52% (LOC: Bank of New York, NY) (Note C)	5.44	3,600,000
1,035,000	Butler County Surgical Properties, LLC, Adj. Rate Tax. Secs., Ser. 1999, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	1,035,000
15,855,000	Campus Crusade for Christ, Inc., Incremental Tax., Ser. 1997, 5.44% (LOC: Wachovia Bank, N.A.) (Note C)	5.37	15,855,000
2,200,000	CEGW, Inc., Ser. 1999, 5.42% (LOC: PNC Bank, N.A.) (Note C)	5.35	2,200,000
4,770,000	Cincinnati Museum Center, Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,770,000
1,965,000	Community HDC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2004, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.40	1,965,000
15,000,000	Corp. Fin. Managers, Inc., Intergrated Loan Program, Pooled Adj. Rate Tax., Ser. B, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.33	15,000,000
12,060,000	Country Class Assets, LLC Tax., Ser. 2004A, 5.36% (LOC: Bank of America, N.A.) (Note C)	5.29	12,060,000
5,735,000	Cubba Capital, LLC Tax. Adj. Rate Notes, Ser. 2005A, 5.37% (LOC: Comerica Bank) (Note C)	5.30	5,735,000
1,400,000	D & I Properties, LLC, Tax. Adj. Rate Demand Bonds, Ser. 2004, 5.37% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.30	1,400,000
4,100,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs, Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,100,000
7,280,000	Dayton Freight Lines, Inc., Adj. Rate Tax. Secs., Ser. 2007A, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	7,280,000
3,280,000	Dayton Freight Lines, Inc., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,280,000
27,740,000	Dominican Sisters, St. Mary's of the Springs, Tax., Ser. 2000, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	27,740,000
4,105,000	EXAL Corp., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,105,000
4,655,000	EXAL Corp., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,655,000
3,675,000	Galloway Co., Tax., Ser. 2003, 5.51% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.43	3,675,000
3,910,000	Gilligan Oil Co., Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,910,000
6,025,000	Grand Rapids Christian Schools Assoc. Adj. Rate Tax., Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	6,025,000
1,396,850	Gutwein & Co., Inc. and Gutwein Properties LLC Adj. Rate Tax. Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	1,396,850
10,365,000	HDM Holdings, LLC, Adj. Rate Tax. Secs., Ser 2007, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	10,365,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS

July 31, 2007
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	DOMESTIC BANK SUPPORTED OBLIGATIONS (continued)
$ 19,730,000	Inter Mountain Cable, Inc., Ser. 2006, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	$19,730,000
1,500,000	J.P.S. Properties Diversified, Inc. Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	1,500,000
3,060,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,060,000
3,208,000	Kern Water Bank Authority, Tax. Adj. Rate. Demand Rev. Bonds, Ser. 2003B, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.33	3,208,000
12,700,000	Lakewood Senior Campus, LLC, Adj. Rate Tax. Secs., Ser. 2007, 5.37% (LOC Fifth Third Bank) (Note C)	5.30	12,700,000
900,000	Lauren Co., LLC, Tax. Adj. Rate Demand Bonds, Ser. 2003, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.33	900,000
55,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 5.32% (LOC: Wachovia Bank, N.A.) (Note C)	5.25	55,000,000
6,800,000	Mikrotec CATV, LLC, Adj. Rate Tax. Secs., Ser. 2005, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	6,800,000
5,120,000	New Lexington Clinic, P.S.C., Adj. Rate Tax. Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,120,000
4,790,000	New Plaza Management, LLC, Adj. Rate Tax. Demand Notes, Ser. 2003, 5.38% (LOC: U.S. Bank, N.A.) (Note C)	5.31	4,790,000
5,000,000	North Fountain View Development Co., LLC, Adj Rate Tax. Secs., Ser. 2005, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,000,000
16,300,000	Ohio Venture Capital Funding LLC, Adj. Rate Tax. Secs., 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	16,300,000
1,375,000	PCP Investors, LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2003, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.33	1,375,000
58,800,000	Provena Health CP Rev. Notes, Ser. 1998, due 8/1/07 (LIQ: JPMorgan Chase Bank, N.A.)	5.33	58,800,000
2,800,000	Quadra, Inc. and S.L.J.B., LLC, Tax. Adj. Rate Notes, Ser. 2003, 5.43% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.36	2,800,000
7,810,000	Riddle Memorial Hospital Health Care Center III Associates, Tax. Adj. Rate Demand Bonds, Ser. 2003, 5.39% (LOC: PNC Bank, N.A.) (Notes C, D)	5.32	7,810,000
9,000,000	R.W. Sidley, Inc., Adj. Rate Tax. Secs., Ser. 2005, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	9,000,000
2,100,000	Savannah College of Art & Design, Inc. (The), Tax. Adj. Rev. Bonds, Ser. 2004, 5.35% (LOC: Bank of America, N.A.) (Note C)	5.28	2,100,000
7,535,000	Skeletal Properties, LLC and Tri-State Orthopaedic Surgeons, Inc. Adj. Rate Tax. Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	7,535,000
4,900,000	Smith of Georgia, LLC, Adj. Rate Tax. Secs., Ser. 2004, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,900,000
2,495,000	Sound Class Assets, LLC, Ser. 2003A, 5.36% (LOC: Bank of America, N.A.) (Note C)	5.29	2,495,000
3,650,000	Stech LLP, Tax Adj. Rate Bonds, Ser. 1998, 5.35% (LOC: PNC Bank, N.A.) (Note C)	5.28	3,650,000
5,000,000	Towne Care Center, LLC, Adj. Rate Tax. Secs., Ser. 2004, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,000,000
9,200,000	Triad Group, Inc., Ser. 1997, 5.44% (LOC: Wachovia Bank, N.A.) (Note C)	5.37	9,200,000
11,215,000	Turfway Park, LLC, Tax., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	11,215,000
10,900,000	Turfway Park, LLC, Tax., Ser. 2007, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	10,900,000
3,000,000	Two Gateway LP, Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,000,000
1,850,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	1,850,000
1,500,000	Westgate Investment Fund, LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2005, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.33	1,500,000
2,000,000	Willow Interests, LLC, Et Al., Adj. Rate Tax. Secs., Ser. 2005, 5.31% (LOC: Fifth Third Bank) (Note C)	5.31	2,000,000
2,700,000	Yuengling Beer Co., Inc., Ser. 1999A, 5.35% (LOC: PNC Bank, N.A.) (Notes C, D)	5.28	2,700,000
			437,374,850

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—9.3%
67,000,000	Barclays Bank PLC, 5.46%, due 8/15/07	5.35	67,002,269
100,000,000	Credit Suisse, 5.41%, due 8/24/07	5.41	100,000,303
100,000,000	Credit Suisse, 5.35%, due 2/27/08	5.25	100,053,576
100,000,000	Deutsche Bank AG, 5.34% due 8/8/07	5.34	100,000,095
32,000,000	Deutsche Bank AG, 5.32% due 11/13/07	5.34	31,993,141
50,000,000	Deutsche Bank AG, 5.30% due 2/20/08	5.20	50,017,053
50,000,000	Deutsche Bank AG, 5.29% due 2/20/08	5.20	50,014,376
173,000,000	Fortis Bank, 5.33%, due 8/27/07	5.22	173,013,300
100,000,000	Fortis Bank, 5.36%, due 9/21/07	5.36	100,000,672
100,000,000	Harris N.A., 5.35%, due 12/13/07	5.36	99,996,377
13,500,000	Rabobank Nederland, 5.24%, due 11/21/07	5.25	13,498,575
49,000,000	Rabobank Nederland, 5.18%, due 12/20/07	5.31	48,972,321
50,000,000	Royal Bank of Canada, 5.40%, due 10/2/07 (Note E)	5.40	50,000,000
99,000,000	Westpac Banking Corp., 5.13%, due 10/9/07	5.27	98,025,634
46,000,000	Westpac Banking Corp., 5.35%, due 10/29/07	5.32	45,996,199
			1,128,583,891

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT–4.9%
150,000,000	Barclays Bank PLC, 5.27%, due 5/19/08	5.27	150,005,773
200,000,000	BNP Paribas, 5.20%, due 12/10/07	5.19	200,006,998
100,000,000	Deutsche Bank AG, 5.33%, due 10/19/07	5.33	100,000,000
40,000,000	Deutsche Bank AG, 5.30%, due 1/14/08	5.24	39,998,602
100,000,000	Deutsche Bank AG, 5.30%, due 2/19/08	5.30	100,000,000
			590,011,373

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS

July 31, 2007
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	FOREIGN BANK SUPPORTED OBLIGATIONS—6.7%
$ 50,000,000	Abbey National America LLC, due 9/20/07 (GTY: Abbey National PLC)	5.27	$49,647,918
34,000,000	Danske Corp., due 10/26/07 (GTY: Danske Bank A/S)	5.28	33,584,142
50,000,000	HBOS Treasury Services PLC, 5.39%, due 8/1/07 (GTY: Bank of Scotland) (Note A)	5.39	50,000,000
237,000,000	HBOS Treasury Services PLC, 5.43%, due 8/20/07 (GTY: Bank of Scotland) (Note A)	5.43	237,000,089
75,000,000	HBOS Treasury Services PLC, 5.43%, due 9/23/07 (GTY: Bank of Scotland) (Note A)	5.43	75,000,000
100,000,000	Societe Generale North America, Inc., due 9/12/07 (GTY: Societe Generale)	5.25	99,403,833
150,000,000	Societe Generale North America, Inc., due 2/29/08 (GTY: Societe Generale)	5.36	145,450,834
127,330,000	UBS Finance (Delaware) Inc., due 8/10/07 (GTY: UBS AG)	5.24	127,166,859
			817,253,675

	TOTAL BANK OBLIGATIONS—64.0%		7,765,564,077

	TAXABLE MUNICIPAL OBLIGATIONS
1,800,000	CA Infrastructure & Economic Development Bank, Tax. Adj. Rate Demand (Surtec, Inc. Proj.), Ser. 2003B, 5.42%, (LOC: Comerica Bank) (Note C)	5.35	1,800,000
11,584,000	Connecticut HFA, Housing Mortgage Finance Program Bonds, Tax., Ser. 1998 F-1, 5.32% (Credit: Landesbank Hessen-Thueringen GZ: AMBAC) (Note C)	5.32	11,584,000
3,000,000	Florence, KY Industrial Building Rev., Ser. 2005A, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,000,000
5,000,000	Florence, KY Industrial Building Rev., Ser. 2005B, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,000,000
5,490,000	IDB of the Parish of Caddo, Inc., Adj. Rate Tax. IDRB (Sealy Shreveport Industrial Loop, LP Proj.) 5.36% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.29	5,490,000
19,200,000	Ill. Dev. Auth. Rev. Bonds (American College of Surgeons Proj.) Tax., Ser. 1996, 5.37% (LOC: Northern Trust Company) (Note C)	5.30	19,200,000
22,100,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1997B, 5.32% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.32	22,100,000
20,020,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B, 5.32% (Credit: MBIA; Bank of America, N.A.) (Note C)	5.32	20,020,000
13,800,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-I, 5.32% (Credit: MBIA; Bank One, N.A.) (Note C)	5.32	13,800,000
18,000,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-II, 5.32% (Credit: MBIA; Bank One, N.A.) (Note C)	5.32	18,000,000
15,200,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-III, 5.32% (Credit: MBIA; Bank One, N.A.) (Note C)	5.32	15,200,000
1,000,000	Jackson County (AL) IDB (Beaulieu of America, Inc. Proj.), Tax. IDRB, Ser. 1991, 7.43% (LOC: Bank of America, N.A.) (Note C)	7.43	1,000,000
5,965,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003A, 5.36% (Credit: FGIC; Bank of America, N.A.) (Note C)	5.36	5,965,000
17,700,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.), Ser. 1998, 5.44% (LOC: Wachovia Bank, N.A.) (Note C)	5.37	17,700,000
4,000,000	Miss. Bus. Fin. Corp. Tax. IDRB (Conair Corp. Proj.), Ser. 2005, 5.38% (LOC: Wachovia Bank, N.A.) (Note C)	5.31	4,000,000
9,400,000	Miss. Bus. Fin. Corp. Tax. IDRB (Pottery Barn, Inc. Proj.), Ser. 2004, 5.40% (LOC: Bank of America, N.A.) (Note C)	5.33	9,400,000
8,340,000	New Hampshire Business Auth. (Foundation for Seacoast Health), Ser. 1998B, 5.30% (LOC: Bank of America, N.A.) (Note C)	5.23	8,340,000
23,660,000	NYC HDC Multi-Family Rental Housing Rev. Bonds (Chelsea Centro), Ser. 2002A, 5.30% (LOC: Bayerische Landesbank GZ) (Note C)	5.30	23,660,000
3,510,000	Putnam Hospital Center (NY), Multi-Mode Rev. Bond, Tax., Ser. 1999, 5.52% (LOC: Bank of New York, NY) (Note C)	5.44	3,510,000
16,000,000	State of Texas, Veterans' Housing Assistance Prog., Tax. Refunding Bonds, Fund II, Ser. 2006C, 5.30% (SBPA: Depfa Bank PLC) (Note C)	5.30	16,000,000
27,685,000	State of Texas, Veterans' Land Refunding Bonds Tax., GO, Ser. 2002, 5.32% (LIQ: Landesbank Hessen-Thueringen GZ) (Note C)	5.32	27,685,000
7,700,000	The Harrisburg Authority (Dauphin County, PA) Tax. Var. Rate Water Rev. Refunding Bonds, Ser. 2002C, 5.37% (Credit: FSA; Dexia Credit Local, S.A.) (Note C)	5.37	7,700,000
59,000,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, due 9/5/07 (LOC: Landesbank Hessen-Thueringen GZ)	5.33	58,697,133
1,800,000	Westmoreland Cty. IDA PA, Tax. Adj. Rate Demand Rev. Bonds (Excela Health Proj.), Ser. 2005D, 5.35% (LOC: Wachovia Bank, N.A.) (Note C)	5.35	1,800,000

	TAXABLE MUNICIPAL OBLIGATIONS—2.6%		320,651,133

	REPURCHASE AGREEMENT—2.1%
253,449,000	Bank of America Securities LLC
	•5.31% dated 7/31/07, due 8/1/07 in the amount of $253,486,384 •fully collateralized by various U.S. government obligations, coupon range 4.50%-7.00%, maturity range 10/1/20-8/1/37, value $258,517,981	5.31	253,449,000

	TOTAL INVESTMENTS (Cost $12,085,750,493) † —99.6%		12,085,750,493

	OTHER ASSETS AND LIABILITIES, NET—0.4%		53,501,925

	NET ASSETS—100.0%		$12,139,252,418

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS

July 31, 2007
(unaudited)

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2007. Dates shown represent the next interest reset date.

(B)

These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On July 31, 2007, the aggregate market value of these securities, valued at amortized cost is $479,600,000 representing 4.0% of net assets.

(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2007, these securities amounted to $1,338,469,827 or 11.0% of net assets. These securities have been deemed liquid by the Board of Directors.

(E)	Security may be extended at issuer's option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

AMBAC	American Municipal Bond Assurance Corporation
CP	Commercial Paper
FGIC	Federal Guaranty Insurance Company
FSA	Federal Security Assurance Inc.
GO	General Obligation
GTY	Guarantee
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MTN	Medium Term Note
SBPA	Standby Bond Purchase Agreement

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the
                                                            Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS

July 31,2007
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	FANNIE MAE—21.1%
$ 15,000,000	Mortgage-backed Discount Notes, due 10/1/07	5.25	$14,868,088
36,000,000	Mortgage-backed Discount Notes, due 11/1/07	5.25	35,523,440
225,031,700	Mortgage-backed Discount Notes, due 11/1/07	5.24	222,056,806
30,000,000	Mortgage-backed Discount Notes, due 12/3/07	5.24	29,476,100
20,000,000	Mortgage-backed Discount Notes, due 12/19/07	5.28	19,602,944
10,000,000	Notes, 5.00%, due 8/24/07	5.27	9,997,405
25,000,000	Notes, 5.15%, due 11/21/07	5.22	24,992,955
12,000,000	Notes, 4.75%, due 2/1/08	5.25	12,000,000
20,000,000	Notes, 4.75%, due 2/1/08	5.24	19,906,348
10,000,000	Notes, 5.75%, due 2/15/08	5.25	10,021,424
10,000,000	Notes, 5.35%, due 4/21/08 (Note C)	5.36	9,996,690
			408,442,200

	FEDERAL HOME LOAN BANK—8.7%
32,895,000	Notes, 5.25%, due 8/14/07	5.26	32,894,663
10,000,000	Notes, 5.10%, due 9/21/07 (Note C)	5.27	9,995,477
20,000,000	Notes, 5.25%, due 10/3/07	5.28	19,999,167
50,000,000	Notes, due 10/10/07 (Note A)	5.24	49,994,333
22,000,000	Notes, 5.75%, due 10/15/07	5.23	22,020,813
14,000,000	Notes, 4.43%, due 4/7/08	5.22	13,922,008
10,000,000	Notes, 5.38%, due 4/9/08 (Note C)	5.26	10,000,000
3,000,000	Notes, 4.00%, due 4/18/08 (Note C)	5.20	2,974,553
1,000,000	Notes, 4.25%, due 4/21/08 (Note C)	5.20	993,131
2,600,000	Notes, 4.00%, due 4/25/08 (Note C)	5.20	2,584,613
3,455,000	Notes, 5.565%, due 4/29/08 (Note C)	5.20	3,438,507
			168,817,265

	FREDDIE MAC—5.1%
79,819,000	Mortgage-backed Discount Notes, due 1/7/08	5.23	78,022,840
20,000,000	Mortgage-backed Discount Notes, due 3/20/08	5.19	19,360,067
1,770,000	Notes, 3.375%, due 4/23/08 (Note C)	5.25	1,746,942
			99,129,849

	U.S. GOVERNMENT GUARANTEED OBLIGATIONS—18.6%
100,000,000	Army and Air Force Exchange Service, due 8/1/07	5.34	100,000,000
40,000,000	Army and Air Force Exchange Service, due 8/6/07	5.32	40,000,000
90,000,000	Army and Air Force Exchange Service, due 8/22/07 (Note B)	5.30	90,000,000
50,000,000	Army and Air Force Exchange Service, due 8/23/07 (Note B)	5.30	50,000,000
40,000,000	Army and Air Force Exchange Service, due 9/25/07 (Note B)	5.30	40,000,000
2,217,518	Hainan Airlines Co. Ltd. U.S. Gov't. Gtd. Notes, Ser. 2001-01, due 9/7/07 (Note A)	5.35	2,217,518
39,048,969	U.S. Gov't Gtd. Ship Financing Notes, Ser. 2002-2 Notes (Totem Ocean Trailer Express, Inc.), due 8/15/07 (Note A)	5.30	39,045,952
			361,263,470

	REPURCHASE AGREEMENTS—59.6%
450,000,000	Bank of America Securities LLC
	• 5.29% dated 7/31/07, due 8/1/07 in the amount of $450,066,125 • fully collateralized by various U.S. government obligations, coupon 5.00% maturity 07/1/34, value $459,000,000	5.29	450,000,000

707,039,000	Deutsche Bank
	• 5.31% dated 7/31/07, due 8/1/07 in the amount of $707,143,288
	• fully collateralized by various U.S. government obligations, coupon range 4.00%-6.00%, maturity range 6/1/19-5/1/37, value $721,179,780	5.31	707,039,000
			1,157,039,000

	TOTAL INVESTMENTS (Cost $2,194,691,784) † —113.1%		2,194,691,784

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(13.1%)		(253,691,467)

	NET ASSETS—100.0%		$1,941,000,317

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2007. Dates shown represent the next interest reset date.
(B)

These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On July 31, 2007, the aggregate market value of these securities, valued at amortized cost, was $180,000,000 representing 9.3% of net assets.

(C)	Security may be called at issuer's option prior to maturity date.
†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the
                                                   Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS

July 31,2007
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS:

	ALABAMA—1.5%
$ 2,955,000	Auburn IDB Rev. Bonds (Donaldson Co. Inc. Proj.) 3.69% (LOC: Bank of America, N.A.) (Note A)	3.69	$2,955,000
2,530,000	Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.), Ser. 1998, 3.78% (LOC: Citibank, N.A.) (Note A)	3.78	2,530,000
1,420,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) 3.88% (LOC: Regions Bank) (Note A)	3.88	1,420,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 3.68% (LOC: U.S. Bank, N.A.) (Note A)	3.68	4,650,000
			11,555,000

	ARKANSAS—0.1%
760,000	DFA Rev. Bonds (Conestoga Wood Proj.) 3.78% (LOC: Wachovia Bank, N.A.) (Note A)	3.78	760,000

	CALIFORNIA—3.5%
27,382,139	Freddie Mac MFC Rev. Bonds, Ser. M001, 3.71% (LIQ: Freddie Mac) (Notes A, B)	3.71	27,382,139

	COLORADO—1.1%
5,000,000	Denver City & County Airport Rev. Bonds, 3.72% (LIQ: Bank of New York, NY) (Notes A, B)	3.72	5,000,000
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.) 3.69% (LOC: Bank One, N.A.) (Note A)	3.69	2,000,000
1,900,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.), 3.13% (LOC: Wells Fargo Bank) (Note A)	3.13	1,900,000
			8,900,000

	DISTRICT OF COLUMBIA—0.5%
20,000	HFA Rev. Bonds, Ser. D, 3.72% (LIQ: Lehman Brothers Holding Inc.) (Notes A, B)	3.72	20,000
4,000,000	Water & Sewer Rev. Bonds (Eagle Trust Certs.) 3.68% (LIQ: Citibank, N.A.) (Notes A, B)	3.68	4,000,000
			4,020,000

	FLORIDA—5.7%
7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.) 3.66% (LOC: Fannie Mae) (Note A)	3.66	7,025,000
240,000	Gulf Coast Univ. Fin. Rev. Bonds, 4.25%, due 8/1/08 (Insured: MBIA)	3.74	241,190
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 3.66% (LOC: Fannie Mae) (Note A)	3.66	2,500,000
11,200,000	Indian River Cty. Hosp. Dist. Rev. Bonds, Ser. 1988, 3.73%, due 9/5/07 (LOC: Wachovia Bank, N.A.)	3.73	11,200,000
5,000,000	Indian River Cty. Hosp. Dist. Rev. Bonds, Ser. 1989, 3.73%, due 9/6/07 (LOC: Wachovia Bank, N.A.)	3.73	5,000,000
7,800,000	Miami-Dade Cty. IDA Rev. Bond, 3.71% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3.71	7,800,000
10,000,000	St. Petersburg Health Facs. Rev. Bonds, 3.62% (LOC: Bank of America, N.A.) (Note A)	3.62	10,000,000
			43,766,190

	GEORGIA—2.3%
1,400,000	Gwinnett Cty. IDRB (Barco Inc. Proj.) 3.43% (LOC: Wachovia Bank, N.A.) (Note A)	3.43	1,400,000
10,000,000	Metropolitan Atlanta Rapid Transit Auth. Rev. Bonds, Ser. B, 3.75%, due 8/9/07 (LOC: Dexia Credit Local)	3.75	10,000,000
5,500,000	Smyra Hsg. Auth. Rev. Bonds (Walton Grove LP Proj.) 3.43% (LOC: Wachovia Bank, N.A.) (Note A)	3.43	5,497,800
750,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.), Ser. 1998, 3.67% (LOC: Bank of America, N.A.) (Note A)	3.67	750,000
			17,647,800

	ILLINOIS—9.2%
4,530,000	Chicago Enterprise Zone Rev. Bonds, 3.69% (LOC: Harris Trust and Savings Bank) (Note A)	3.69	4,530,000
5,595,000	Chicago MFH Rev. Bonds (Coppin House Proj.) 3.70% (LOC: Harris N.A.) (Note A)	3.70	5,595,000
19,310,000	Chicago Water Rev. Bonds (MERLOT) 3.61%, put 1/16/08 (LIQ: Wachovia Bank, N.A.) (Note B)	3.61	19,310,000
200,000	DFA Rev. Bonds (Overton Gear & Tool Corp.) 3.76% (LOC: LaSalle Bank, N.A.) (Note A)	3.76	200,000
300,000	DFA Rev. Bonds (Profile Plastics Proj.) 3.70% (LOC: LaSalle Bank, N.A.) (Note A)	3.70	300,000
10,995,000	Dupage & Cook Ctys., GO Bonds (MUNITOPS) 3.67% (LIQ: ABN-Amro Bank N.V.) (Notes A, B)	3.67	10,995,000
14,000,000	Fin. Auth. Rev. Bonds (North Park Univ. Proj.) 3.63% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3.63	14,000,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 3.69% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3.69	2,100,000
475,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 3.74% (LOC: LaSalle Bank, N.A.) (Note A)	3.74	475,000
1,010,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 3.74% (LOC: LaSalle Bank, N.A.) (Note A)	3.74	1,010,000
2,280,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.) 3.70% (LOC: LaSalle Bank, N.A.) (Note A)	3.70	2,280,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 3.95% (LOC: LaSalle Bank, N.A.) (Note A)	3.95	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.) 3.74% (LOC: PNC Bank, N.A.) (Note A)	3.74	5,000,000
1,500,000	Richmond IDRB (Maclean Fogg Co. Proj.) 3.69% (LOC: Bank of America, N.A.) (Note A)	3.69	1,500,000
			70,925,000

	INDIANA—7.6%
24,000,000	DFA Rev. Bonds (Pure Air on Lake Proj.) 3.68%, due 10/5/07 (LOC: Landesbank Hessen-Theuringen GZ)	3.68	24,000,000
300,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 3.74% (LOC: US Bank, N.A.) (Note A)	3.74	300,000
2,340,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc. Proj.) 3.74% (LOC: LaSalle Bank, N.A.) (Note A)	3.74	2,340,000
2,570,000	Hsg. & Community Dev. Auth. Rev. Notes, 3.62%, due 12/20/07 (GIC: AIG Funding Inc.)	3.62	2,570,000
20,000,000	Indianapolis Airport Auth. Rev. Bonds, CP Notes, 3.68%, due 8/2/07 (LOC: JPMorgan Chase Bank, N.A.)	3.68	20,000,000
8,330,000	Indianapolis Airport Auth. Rev. Bonds, CP Notes, 3.71%, due 10/4/07 (LOC: State Street Bank; Fortis Bank)	3.71	8,330,000
1,095,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.) 3.90% (LOC: Bank One, N.A.) (Note A)	3.90	1,095,000
			58,635,000

	IOWA—1.1%
1,200,000	Dubuque (Jeld-Wen Inc. Proj.) Ser. 1988, 3.76% (LOC: LaSalle Bank, N.A.) (Note A)	3.76	1,200,000
5,000,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.) 3.68% (LOC: Wells Fargo Bank) (Note A)	3.68	4,998,000
2,000,000	Fin. Auth. Rev. Bonds (Embria Health) 3.71% (LOC: Wells Fargo Bank) (Note A)	3.71	2,000,000
			8,198,000

	KANSAS—0.2%
1,435,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) 1.50% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	1.50	1,435,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS

July 31, 2007
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	KENTUCKY—4.8%
$ 32,430,000	Danville Multi-city Lease Rev. Bonds, 3.77%, due 10/23/07 (LOC: Fifth Third Bank)	3.77	$32,430,000
4,700,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.) 3.75% (LOC: SunTrust Bank) (Note A)	3.75	4,700,000
			37,130,000

	LOUISIANA—3.9%
15,405,000	Jefferson Parish Hospital Rev. Bonds (Putter #522) 3.67% (LOC: JPMorgan Chase Bank, N.A.) (Notes A, B)	3.67	15,405,000
14,575,000	New Orleans Sales Tax Rev. Bonds, 3.72% (LIQ: Lehman Brothers Holdings Inc.) (Notes A, B)	3.72	14,575,000
			29,980,000

	MAINE—0.1%
895,000	Fin. Auth. Rev. Bonds (Brunswick Publishing) 3.71% (LOC: SunTrust Bank) (Note A)	3.71	895,000

	MASSACHUSETTS—0.3%
2,405,000	IDRB (Frequency & Time Sys.) 3.71% (LOC: Wells Fargo & Co.) (Note A)	3.71	2,405,000

	MICHIGAN—1.4%
8,300,000	HDA Rev. Bonds (Alderwood Proj.) 3.68% (LOC: FHLB) (Note A)	3.68	8,300,000
1,570,000	Lowell IDRB (Litehouse Proj.) 3.78% (LOC: Fifth Third Bank) (Note A)	3.78	1,570,000
865,000	Strategic Fund PCR (Jo-Mar Family/Troy Tube & Mfg. Proj.) 3.71% (LOC: Fifth Third Bank) (Note A)	3.71	865,000
			10,735,000

	MINNESOTA—5.8%
3,000,000	Eden Prairie MFH Rev. Bonds, 3.71% (LOC: LaSalle Bank, N.A.) (Note A)	3.71	3,000,000
10,000,000	HFA Rev. Bonds, 3.62%, put 11/6/07 (Insured: MBIA)	3.62	10,000,000
3,270,000	HFA Rev. Bonds, 3.58%, put 11/29/07 (GIC: Wells Fargo Bank)	3.58	3,270,000
14,000,000	HFA Rev. Bonds, 3.78%, put 8/11/08	3.78	14,000,000
11,950,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 3.71% (LOC: LaSalle Bank, N.A.) (Note A)	3.71	11,950,000
2,700,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2003, 3.71% (LOC: LaSalle Bank, N.A.) (Note A)	3.71	2,700,000
			44,920,000

	MISSISSIPPI—0.0%
200,000	Business Fin. Corp. IDRB (Lehman- Roberts Co.Proj.), Ser. A, 3.72% (LOC: Bank of America, N.A.) (Note A)	3.72	200,000

	MISSOURI—1.1%
7,465,000	HEFA TRANS, 4.00%, due 11/2/07	3.49	7,474,514
750,000	IDRB (Filtration Group Inc.) 3.76% (LOC: LaSalle Bank, N.A.) (Note A)	3.76	750,000
			8,224,514

	NEW JERSEY—0.5%
635,000	EDA Rev. Bonds (Accurate Box Co.) 3.71% (LOC: Wells Fargo Bank) (Note A)	3.71	635,000
3,500,000	Elizabeth GO BANS, 4.25%, due 6/19/08	3.70	3,516,371
			4,151,371

	NEW MEXICO—0.1%
500,000	Albuquerque IDRB (CVI Laser Corp. Proj.), Ser. 1998, 3.72% (LOC: Bank of America, N.A.) (Note A)	3.72	500,000

	NEW YORK—2.7%
4,500,000	Environmental Quality GO Bonds, 3.70%, put 12/4/07 (LOC: WestLB)	3.70	4,500,000
16,700,000	NYC Municipal Water Rev. Bonds, Ser. 6, 3.70%, due 8/8/07 (LIQ: Landesbank Hessen-Theuringen GZ, Landesbank Baden-Wurttemberg GZ)	3.70	16,700,000
			21,200,000

	NORTH DAKOTA—0.6%
4,500,000	Gand Forks Sales Tax Rev. Bonds, 5.70%, prerefunded 12/15/07 @ 100 (Note C)	3.68	4,532,791

	OKLAHOMA—1.2%
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds, 3.68% (LOC: Bank of America, N.A.) (Note A)	3.68	2,850,000
6,360,000	Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 2000, 3.55%, put 9/4/07 (SBPA: Bank of America, N.A.)	3.55	6,360,000
			9,210,000

	OREGON—0.2%
1,660,000	EDR Bonds (Antelope Acquisition Proj.) 3.82% (LOC: US Bank, N.A.) (Note A)	3.82	1,660,000

	PENNSYLVANIA—6.8%
785,000	Exetet GO Bonds, 4.75%, due 7/15/08 (Insured: AMBAC)	3.78	792,056
16,450,000	Philadelphia Hospitals & Higher Ed. Rev. Bonds (Temple University) 3.63%, (LOC: PNC Bank) (Note A)	3.63	16,450,000
1,100,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.) 3.78% (LOC: Wachovia Bank, N.A.) (Note A)	3.78	1,100,000
3,000,000	Philadelphia SD GO Bonds, 5.50%, due 8/1/07 (Insured: FGIC)	3.49	3,000,000
275,000	State College SD GO Bonds, 3.875%, due 9/1/07 (Insured: FGIC)	3.84	275,000
1,445,000	State Pub. Sch. Building Auth. Rev. Bonds, 4.25%, due 11/1/07 (Insured: AMBAC)	3.73	1,446,755
29,548,000	Venango IDA Bonds (Scrubgrass Proj.), Ser. A, 3.57% due 3/2/07 (LOC: Dexia Credit Local)	3.63	29,548,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS

July 31, 2007
(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	SOUTH CAROLINA—2.1%
$ 935,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.), Ser. 96, 3.74% (LOC: Union Bank of Switzerland) (Note A)	3.74	$935,000
4,000,000	Greenville City & County IDRB (Stevens Aviation Tech. Serv. Facs. Proj.), Ser. 97, 3.78% (LOC: Wachovia Bank, N.A.) (Note A)	3.78	4,000,000
1,000,000	Jobs EDA Rev. Bonds (Accutrex Precision Prod. Proj.), Ser. 2006, 3.74% (LOC: PNC Bank, N.A.) (Note A)	3.74	1,000,000
1,205,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) 3.78% (LOC: Wachovia Bank, N.A.) (Note A)	3.78	1,205,000
7,450,000	Jobs EDA Rev. Bonds (Giant Cement Holding, Inc.) 3.68% (LOC: Citibank, N.A.) (Note A)	3.68	7,450,000
1,785,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.), Ser. 1999B, 3.74% (LOC: PNC Bank, N.A.) (Note A)	3.74	1,785,000
			16,375,000

	TENNESSEE—0.1%
950,000	Franklin Cty. IDRB (Franklin Ind. Inc. Proj.) 3.75% (LOC: Bank of America, N.A.) (Note A)	3.75	950,000

	TEXAS—13.4%
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 3.69% (LIQ: Fannie Mae) (Note A)	3.69	6,000,000
2,000,000	Gulf Coast IDA Rev. Bonds (Citgo Petroleum Corp.) 3.74% (LOC: BNP Paribas) (Note A)	3.74	2,000,000
1,400,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.), Ser. 2003B, 3.74% (Note A)	3.74	1,400,000
12,800,000	Harris Cty. HFC Rev. Bonds, 3.72% (LIQ: Lehman Brothers Holding Inc.) (Notes A, B)	3.72	12,800,000
20,150,000	Houston Hotel Occupancy CP Notes, 3.68% due 10/24/07 (LOC: Bank of New York, NY)	3.73	20,150,000
7,200,000	Hsg. & Community Rev. Bonds (Villas at Henderson Proj.) 3.72% (LOC: Citigroup, N.A.) (Note A)	3.72	7,200,000
7,000,000	Manor ISD GO Bonds (MUNITOPS 2006-59) 3.67%,(LIQ: ABN-AMRO Bank N.V.) (Notes A, B)	3.67	7,000,000
14,825,000	Northside ISD GO Bonds (MUNITOPS 2006-23) 3.67% (LIQ: ABN-Amro Bank N.V.) (Notes A, B)	3.67	14,825,000
15,644,000	Port of Houston TECP, 3.65%, due 8/10/07 (LIQ: Bank of America, N.A.)	3.65	15,644,000
9,400,000	Port of Houston TECP, 3.70%, due 10/4/07 (LIQ: Bank of America, N.A.)	3.70	9,400,000
1,600,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft) 3.72% (LOC: Bank of America, N.A.) (Note A)	3.72	1,600,000
3,840,000	San Antonio Educ. Facs. Rev. Bonds (St. Anthony Catholic High School) 3.66% (LOC: Bank One, N.A.) (Note A)	3.66	3,840,000
2,000,000	San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.), Ser. 1998, 3.72% (LOC: Bank of America, N.A.)	3.72	2,000,000
			103,859,000

	UTAH—6.3%
24,000,000	Board of Regents Student Loan Rev. Bonds, 3.70% (LOC: DEPFA Bank) (Note A)	3.70	24,000,000
5,000,000	Hsg. Rev. Bonds (Pointe Apts. Proj.) 3.69% (LOC: DEPFA Bank) (Note A)	3.69	5,000,000
20,000,000	Intermountain Power Agency Rev. Bonds, 3.65%, put 12/3/07 (LIQ: Morgan Stanley Bank)	3.65	20,000,000
			49,000,000

	VARIOUS STATES—4.3%
22,424,503	Freddie Mac MFC Rev. Bonds, Ser. M002, 3.71% (LIQ: Freddie Mac) (Notes A, B)	3.71	22,424,503
10,657,777	Freddie Mac MFC Rev. Bonds, Ser. M008, 3.71% (LIQ: Freddie Mac) (Notes A, B)	3.71	10,657,777
			33,082,280

	VIRGINIA—1.0%
8,000,000	Chesapeake GO Bonds (Eagle Trust), Ser. 98-4601, 3.68% (LIQ: Citigroup, N.A.) (Notes A, B)	3.68	8,000,000

	WASHINGTON—9.4%
800,000	EDA Rev. Bonds (Seadrunar Proj.) 3.64% (LOC: US Bank, N.A.) (Note A)	3.64	800,000
9,320,000	HFC Rev. Bonds (Boardwalk Apts. Proj.) 3.69% (LOC: Fannie Mae) (Note A)	3.69	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 3.69% (LOC: Fannie Mae) (Note A)	3.69	6,200,000
6,365,000	HFC Rev. Bonds (Eagle's Landing Apt. Proj.) 3.69% (LOC: Fannie Mae) (Note A)	3.69	6,365,000
1,700,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 3.70% (LOC: Bank of America, N.A.) (Note A)	3.70	1,700,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.), Ser. A, 3.70% (LOC: Fannie Mae) (Note A)	3.70	2,000,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.), Ser. A, 3.76% (LOC: US Bank, N.A.) (Note A)	3.76	2,250,000
2,000,000	HFC Rev. Bonds (Twin Ponds Proj.) 3.69% (LOC: US Bank, N.A.) (Note A)	3.69	2,000,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.), Ser. A, 3.69% (LOC: Fannie Mae) (Note A)	3.69	4,620,000
1,425,000	Kitsap Cty. IDA Rev. Bonds, 3.71% (LOC: Wells Fargo Bank) (Note A)	3.71	1,425,000
900,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 3.76% (LOC: US Bank, N.A.) (Note A)	3.76	900,000
12,370,000	Port of Seattle Rev. Bonds, Ser. 2001B1, 3.74% due 8/14/07 (LOC: Bank of America, N.A.)	3.74	12,370,000
4,000,000	Port of Seattle Rev. Bonds, Ser. 2001B2, 3.74% due 8/14/07 (LOC: Bayerische Landesbank GZ)	3.74	4,000,000
18,505,000	Public Power Supply Rev. Bonds (MERLOT) 3.61%, put 2/1/08 (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.61	18,505,000
			72,455,000

	WEST VIRGINIA—0.9%
7,000,000	Pub. Energy Auth. Rev. Bonds (Morgantown Assoc. Proj.) 3.74%, due 8/14/07 (LOC: Citigroup, N.A.) (Notes A, B)	3.74	7,000,000

	WISCONSIN—1.7%
3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.) 3.95% (LOC: Bank One, N.A.) (Note A)	3.95	3,000,000
1,620,000	Grand Chute IDRB (Surface Mount Technology Proj.) 3.95% (LOC: Bank One, N.A.) (Note A)	3.95	1,620,000
8,300,000	Howard Sumico SD BANS, 4.00%, due 2/1/08	3.84	8,305,147
			12,925,147

	TOTAL MUNICIPAL OBLIGATIONS
	(cost $785,226,043) † —101.5%		785,226,043

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(1.5)%		(11,233,694)

	NET ASSETS—100.0%		$773,992,349

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS

July 31, 2007
(unaudited)

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)

Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2007, these securities amounted to $199,334,419 or 25.8% of the net assets. These securities have been deemed liquid by the Board of Directors.

(C)

Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

AMBAC	American Municipal Bond Assurance Corporation
BANS	Bond Anticipation Notes
CP	Commercial Paper
DFA	Development Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
FGIC	Federal Guaranty Insurance Company
FHLB	Federal Home Loan Bank
GIC	Guaranteed Investment Contract
GO	General Obligation
HDA	Housing Development Authority
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
PCR	Pollution Control Revenue Bond
SBPA	Standby Bond Purchase Agreement
SD	School District
TECP	Tax-Exempt Commercial Paper
TRANS	Tax & Revenue Anticipation Note

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the
Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS

July 31, 2007

(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—95.8%
$ 3,100,000	ABAG Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.) 3.66% (LOC: Allied Irish Banks, PLC) (Note A)	3.66	$3,100,000
3,300,000	Alameda Cty. IDA Rev. Bonds (Convergent Laser) 3.71% (LOC: Comerica Bank) (Note A)	3.71	3,300,000
3,495,000	Baldwin Park COP, 3.61% (LOC: Allied Irish Banks, PLC) (Note A)	3.61	3,495,000
10,000,000	Dept. of Water Resources Rev. Bonds, 3.65%, due 8/1/07 (LIQ: Landesbank Hessen-Theuringen GZ)	3.65	10,000,000
10,000,000	Econ. Rec. Bonds, Ser. C11, 3.55% (LOC: BNP Paribas) (Note A)	3.55	10,000,000
25,650,219	Freddie Mac MFC Rev. Bonds, Ser. M001, 3.71% (LIQ: Freddie Mac) (Notes A, B)	3.71	25,650,219
10,770,071	Freddie Mac MFC Rev. Bonds, Ser. M007, 3.71% (LIQ: Freddie Mac) (Notes A, B)	3.71	10,770,071
2,985,000	Fresno Airport Rev. Bonds (MERLOT), Ser. 2000B1, 3.71% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.71	2,985,000
4,800,000	HFA Rev. Bonds, Ser. IIIA, 3.74% (LIQ: Landesbank Hessen-Theuringen, GZ) (Note A)	3.74	4,800,000
15,100,000	HFA Rev. Bonds, Ser. IIIG, 3.66% (LIQ: Fannie Mae) (Note A)	3.66	15,100,000
770,000	HFA Rev. Bonds, Ser. K, 5.65%, due 8/1/07 (Insured: MBIA)	3.60	770,000
5,000,000	Huntington Beach, USD GO Bonds, 3.68% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.68	5,000,000
6,370,000	Infrastructure & EDR Bonds (Alegacy Food Servive Prods.) 3.66% (LOC: Comerica Bank, N.A.) (Note A)	3.66	6,370,000
3,560,000	Infrastructure & EDR Bonds (Hydro Systems Proj.) 3.71% (LOC: Comerica Bank, N.A.) (Note A)	3.71	3,560,000
1,500,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 3.71% (LOC: Wells Fargo Bank, N.A.) (Note A)	3.71	1,500,000
1,605,000	Infrastructure & EDR Bonds, Ser. A, 3.71% (LOC: Comerica Bank, N.A.) (Note A)	3.71	1,605,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 3.62% (LOC: Fannie Mae) (Note A)	3.62	7,700,000
9,000,000	Lancaster Redev. Agency Rev. Bonds, 3.66% (LIQ: Lehman Brothers Holding Inc.) (Notes A, B)	3.66	9,000,000
19,000,000	Livermore Redev. Agency Hsg. Rev. Bonds, 3.62% (LOC: FHLB) (Note A)	3.62	19,000,000
5,000,000	Los Angeles Cty. Metropolitan Transportation Rev. Bonds, 3.58%, due 10/5/07 (LOC: Dexia Credit Local, BNP Paribas)	3.58	5,000,000
9,460,000	Los Angeles Harbor Dept. Rev. Bonds (MERLOT) 3.71% (LIQ: Bank of New York, NY) (Notes A, B)	3.71	9,460,000
4,300,000	Los Angeles MFH Rev. Bonds (Watts/Athens Apts. Proj.) 3.63% (LOC: FHLB) (Note A)	3.63	4,300,000
10,000,000	Los Angeles USD GO TRANS, 4.25%, due 12/3/07	3.40	10,027,860
7,000,000	Los Angeles Wastewater Sys. Rev. Bonds, (Eagle Trust) 3.63%, (LIQ: Citigroup, N.A.) (Notes A, B)	3.63	7,000,000
5,291,000	Merced Irrigation Dist. Rev. Bonds, 7.45%, prerefunded 3/1/08 @ 102 (Note C)	3.70	5,507,772
15,270,000	Northern CA Transmission CP Notes, 3.60%, due 9/12/07 (LIQ: WestLB AG)	3.60	15,270,000
500,000	Ontario IDA Rev. Bonds (Winsford Partners ), Ser. A, 3.63% ( LOC: Citigroup, N.A.) (Note A)	3.63	500,000
12,600,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric), Ser. B, 3.73% (Note A)	3.73	12,600,000
15,000,000	Port of Oakland CP Notes, Ser. D, 3.71%, due 8/2/07 (LOC: BNP Paribas, Lloyds TSB Bank PLC)	3.71	15,000,000
275,000	Port of Oakland Rev. Bonds, Ser. K, 5.25%, due 11/1/07 (Insured: FGIC)	3.55	276,141
2,165,000	Public Works Rev. Bonds (Putters 610) 3.63% (LIQ: JPMorgan Chase Bank, N.A.) (Notes A, B)	3.63	2,165,000
13,550,000	Riverside Cty. COP, 3.70%, due 8/10/07 (LOC: Bank of America, N.A.)	3.70	13,550,000
3,910,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT), Ser. 2000SSS, 3.66% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.66	3,910,000
2,000,000	Sacramento MUD Rev. Bonds (MERLOT), Ser. 2000 A10, 3.66% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.66	2,000,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.) 3.51% (LOC: Allied Irish Bank, PLC) (Note A)	3.51	1,000,000
5,000,000	San Diego Hsg. Rev. Bonds, 3.65% (LOC: Citigroup, N.A.) (Note A)	3.65	5,000,000
13,500,000	San Diego USD GO Bonds (MUNITOPS) 3.62% (LIQ: ABN-AMRO Bank N.V.) (Notes A, B)	3.62	13,500,000
1,050,000	San Francisco City & County Hsg. Rev. Bonds (Derek Silva Community) 3.71% (LOC: Citibank, N.A.) (Note A)	3.71	1,050,000
2,000,000	Statewide CDA Rev. Bonds (Chevron USA Inc. Proj.), Ser. 1994, 3.64% (Note A)	3.64	2,000,000
3,340,000	Statewide CDA Rev. Bonds (Crossing Sr. Proj.) 3.63% (LOC: Citigroup, N.A.) (Note A)	3.63	3,340,000
2,000,000	Statewide CDA Rev. Bonds (Maple Square Apts. Proj.) 3.63% (LOC: Citigroup, N.A.) (Note A)	3.63	2,000,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts.) 3.62% (LIQ: Fannie Mae) (Note A)	3.62	3,600,000
3,710,000	Statewide CDA Rev. Bonds (Tyrella Gardens Apt. Proj.) 3.65% (LOC: Citigroup, N.A.) (Note A)	3.65	3,710,000
7,090,000	University of CA Board of Regents TECP, 3.64%, due 10/4/07	3.64	7,090,000
			292,562,063

	PUERTO RICO—5.4%
13,500,000	Commonwealth TOC's Trust, Ser. 2001-1, 3.62% (LIQ: Bank of New York) (Notes A, B)	3.62	13,500,000
3,000,000	Highway & Transportation Auth. Rev. Bonds (ROC II TR1) 3.64% (LIQ: Citigroup, N.A.) (Notes A, B)	3.64	3,000,000
			16,500,000

	TOTAL MUNICIPAL OBLIGATIONS
	(cost $309,062,063) † —101.2%		309,062,063

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(1.2)%		(3,772,211)

	NET ASSETS—100.0%		$305,289,852

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS

July 31, 2007

(unaudited)

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2007, these securities amounted to $107,940,290 or 35.4% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)

Bonds which are prefefunded or escrowed to maturity are collateralized by U.S. government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

ABAG	Association of Bay Area Governments
CDA	Community Development Authority
COP	Certificates of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
FGIC	Federal Guaranty Insurance Company
FHLB	Federal Home Loan Bank
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
MUD	Municipal Urban Development
PCR	Pollution Control Revenue Bond
TECP	Tax-Exempt Commercial Paper
TOC	Tender Option Certificates
TRANS	Tax & Revenue Anticipation Note
USD	Unified School District

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the
Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS

July 31, 2007

(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—94.3%
$ 650,000	Allegany Cty. IDA Rev. Bonds (Atlantic Richfield Proj.) 3.70% (Note A)	3.70	$650,000
5,000,000	Dorm. Auth. Rev. Bonds (Cornell University) 3.55%, due 8/6/07	3.65	5,000,000
330,000	Dorm. Auth. Rev. Bonds (MERLOT), Ser. A30, 3.68% (LIQ: Wachovia Bank) (Notes A, B)	3.68	330,000
1,900,000	Dutchess Cty. IDA Rev. Bonds (Marist College) 3.61% (LOC: Bank of New York) (Note A)	3.61	1,900,000
2,000,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C1, 3.62% (LOC: Citigroup, N.A.) (Note A)	3.62	2,000,000
990,000	Environmental Facs. Rev. Bonds (Putter 613) 3.65% (LIQ: JPMorgan Chase Bank, N.A.) (Notes A, B)	3.65	990,000
7,500,000	Environmental Quality GO Bonds, 3.70%, put 12/4/07 (LOC: WestLB AG)	3.70	7,500,000
2,000,000	Environmental Quality GO Bonds, Ser. A, 3.70%, due 9/13/07 (LOC: Bayerische Landesbank GZ; Landesbank Hessen-Theuringen GZ)	3.70	2,000,000
2,500,000	Geneva HFA Rev. Bonds (Depaul Community Facs.), Ser. A, 3.59% (LOC: FHLB) (Note A)	3.59	2,500,000
4,500,000	GO Bonds, Ser. A, 3.70%, put 12/4/07 (LOC: Dexia Credit Local)	3.70	4,500,000
4,495,000	Haverstraw Stony Point CSD GO Bonds (Merlot), Ser. D8, 3.68% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.68	4,495,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.), Ser. A, 3.63% (LIQ: Fannie Mae) (Note A)	3.63	3,000,000
1,500,000	HFA Rev. Bonds (250 West 93rd St. Proj.), Ser. A, 3.63% (LOC: Fleet National Bank) (Note A)	3.63	1,500,000
3,100,000	HFA Rev. Bonds (345 East 94th St. Proj.) 3.62% (LOC: Freddie Mac) (Note A)	3.62	3,100,000
6,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.), Ser. A, 3.65% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	3.65	6,600,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.), Ser. A, 3.63% (LOC: FHLB) ( Note A)	3.63	1,400,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 3.63% (LOC: Fannie Mae) (Note A)	3.63	2,250,000
5,000,000	HFA Rev. Bonds (Clinton Green South Proj.), Ser. A, 3.63% (LOC: Bank of America, N.A.) ( Note A)	3.63	5,000,000
4,000,000	LGAC Rev. Bonds, 3.65% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	3.65	4,000,000
3,400,000	LGAC Rev. Bonds, 3.59% (LOC: Societe Generale) (Note A)	3.59	3,400,000
2,000,000	Long Island Power Auth. Rev. Bonds, 5.125%, prerefunded 6/1/08 @ 101 (Note C)	3.64	2,043,485
200,000	Long Island Power Auth. Rev. Bonds, Ser. 1B, 3.66% (LOC: State Street Bank) (Note A)	3.66	200,000
1,585,000	Mortgage Agency Rev. Bonds (MERLOT), Ser. A11, 3.68% (LIQ: Wachovia Bank) (Notes A, B)	3.68	1,585,000
530,000	Mortgage Agency Rev. Bonds (MERLOT), Ser. A33, 3.68% (LIQ: Wachovia Bank) (Notes A, B)	3.68	530,000
3,500,000	MTA Rev. Bonds, CP Notes, 3.67%, due 9/5/07 (LOC: ABN-AMRO Bank)	3.67	3,500,000
4,000,000	MTA Rev. Bonds, CP Notes, 3.65%, due 9/5/07 (LOC: ABN-AMRO Bank)	3.65	4,000,000
7,000,000	NYC Cultural Res. Rev. Bonds (American Museum of Natural History/ MUNITOPS) 3.65% (LIQ: ABN-AMRO Bank N.V.) (Notes A, B)	3.65	7,000,000
4,900,000	NYC GO Bonds, Ser. 1995 F6, 3.61% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3.61	4,900,000
7,450,000	NYC GO Bonds, Ser. I6, 3.65% (LOC: Calsters) (Note A)	3.65	7,450,000
1,620,000	NYC HDC Rev. Bonds (1090 Franklin Ave. Proj.) 3.63% (LOC: Citibank, N.A.) (Note A)	3.63	1,620,000
900,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 3.64% (LOC: Allied Irish Bank) (Note A)	3.64	900,000
2,000,000	NYC IDA Rev. Bonds (Professional Childrens School) 3.66% (LOC: Wachovia Bank, N.A.) (Note A)	3.66	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 3.62% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3.62	700,000
4,000,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. 5A, 3.70, due 8/8/07 (LIQ: WestLB, A.G., Bayerische Landesbank GZ)	3.70	4,000,000
5,400,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. AA1, 3.65% (LIQ: State Street Bank, Calsters) (Note A)	3.65	5,400,000
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) 3.67% (LIQ: Citibank, N.A.) (Notes A, B)	3.67	1,000,000
2,200,000	NYC Transitional Fin. Auth. Rev. Bonds (MERLOT) 3.68% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.68	2,200,000
960,000	Port Authority of NY & NJ Rev. Bonds (Special Oblig. MERLOTS), Ser. B05, 3.73% (LIQ: Wachovia Bank) (Notes A, B)	3.73	960,000
2,000,000	Power Auth. Rev. Bonds CP Notes, Ser. 1, 3.65%, due 10/4/07 (LIQ: JPMorgan Chase Bank; Bank of Nova Scotia; Bank of New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden Wuerttemburg GZ; State Street Bank)	3.65	2,000,000
7,500,000	Suffolk Cty. TAN, 4.25%, due 8/16/07	3.47	7,502,350
5,000,000	Thruway Auth. Service Contract Rev. Bonds (Eagle Trust), Ser. 2000305, 3.67% (LIQ: Citigroup, N.A.) (Notes A, B)	3.67	5,000,000
5,000,000	Triborough Bridge & Tunnel Auth. Rev. Bonds (Munitops), Ser. 2002-31, 3.65% (LIQ: ABN-AMRO Bank N.V.) (Notes A, B)	3.65	5,000,000
3,500,000	Westchester Cty. IDRB (Levister Redev.) 3.63% (LOC: Bank of New York, NY) (Note B)	3.63	3,500,000
			135,105,835

	PUERTO RICO—4.9%
7,000,000	Commonwealth TOC's Trust, Ser. 2001-1, 3.62% (LIQ: Bank of New York, NY) (Notes A, B)	3.62	7,000,000

	TOTAL MUNICIPAL OBLIGATIONS
	(cost $142,105,835) † —99.2%		142,105,835

	OTHER ASSETS & LIABILITIES, NET—0.8%		1,174,559

	NET ASSETS—100.0%		$143,280,394

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2007, these securities amounted to $39,590,000 or 27.6% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)

Bonds which are prefefunded or escrowed to maturity are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

CP	Commercial Paper
CSD	Consolidated School District
FHLB	Federal Home Loan Bank
GO	General Obligation
HDC	Housing Development Corporation

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS

July 31, 2007

(unaudited)

HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
TAN	Tax Anticipation Note
TOC	Tender Option Certificates

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the
Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS

July 31, 2007

(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—2.6%
$ 1,500,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 8/7/07 (Credit: Bank of America, N.A.) (Note B)	5.31	$1,498,684
997,612	LEAF, LLC, 5.32% due 8/20/07 (Credit: AIG) (Notes A,B)	5.32	997,609
1,000,000	Ticonderoga Funding, LLC, due 8/14/07 (Credit: Bank of America, N.A.) (Note B)	5.30	998,097
			3,494,390

	BROKER/DEALER OBLIGATIONS—16.5%
2,000,000	Bear Stearns Companies, Inc., 5.38%, due 8/15/07 (Note A)	5.29	3,000,000
3,000,000	Bear Stearns Companies, Inc., 5.38%, due 8/28/07 (Note A)	5.38	2,001,107
4,000,000	Lehman Brothers Holdings, Inc., 5.40%, due 8/22/07 (Note A)	5.33	4,001,688
2,500,000	Lehman Brothers Holdings, Inc., 5.31%, due 9/27/07 (Note A)	5.31	2,500,000
5,000,000	Merrill Lynch & Co., Inc., 5.33%, due 8/15/07 (Note A)	5.29	5,002,151
2,000,000	Morgan Stanley, 5.44%, due 8/1/07 (Note A)	5.32	2,002,096
4,000,000	Morgan Stanley, 5.40%, due 8/6/07 (Note A)	5.29	4,003,098
			22,510,140

	FINANCE & INSURANCE OBLIGATIONS—12.0%
4,000,000	General Electric Capital Corp., due 10/15/07	5.25	3,957,583
4,000,000	HSBC Finance Corp., 5.37%, due 8/24/07 (Note A)	5.33	4,000,995
2,500,000	Metropolitan Life Global Funding I, Ser. 2007-1, 5.31%, due 8/22/07 (Note A)	5.31	2,500,000
2,500,000	Metropolitan Life Global Funding I, Ser. 2005-1, 5.35%, due 8/6/07 (Note A)	5.29	2,501,311
1,500,000	Metropolitan Life Global Funding I, Ser. 2003-2, 5.43%, due 8/28/07 (Note A)	5.30	1,501,081
1,000,000	CIT Group, Inc., due 12/5/07	5.29	981,625
1,000,000	Sigma Finance Inc., due 8/16/07 (Note B)	5.39	997,838
			16,440,433

	TOTAL CORPORATE OBLIGATIONS—31.1%		42,444,963

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER–4.7%
2,000,000	Irish Life & Permanent PLC, due 11/2/07 (Note B)	5.31	1,973,288
1,000,000	Westpac Banking Corp., 5.19%, due 8/1/07 (Note A)	5.29	1,000,000
2,450,000	Westpac Banking Corp., due 8/7/07	5.30	2,447,869
1,000,000	Westpac Banking Corp., due 10/9/07	5.27	990,158
			6,411,315

	BANK NOTES—23.9%
5,000,000	Allied Irish Banks PLC, 5.30%, due 8/20/07 (Notes A, B)	5.30	5,000,000
2,500,000	BNP Paribas, 5.34%, due 8/7/07 (Note A)	5.33	2,500,000
2,000,000	Credit Agricole S.A., 5.33%, due 9/24/07 (Note A)	5.33	2,000,000
2,000,000	Danske Bank, 5.29%, due 8/20/07 (Note A)	5.28	2,000,000
2,500,000	Fifth Third Bancorp, 5.32%, due 8/23/07 (Note A)	5.29	2,500,444
4,600,000	HBOS Treasury Services PLC, 5.31%, 8/9/07 (Note A)	5.31	4,600,563
3,000,000	Irish Life & Permanent PLC, 5.34%, due 8/22/07 (Note A)	5.32	3,000,417
5,000,000	Royal Bank of Canada, 5.37%, due 8/10/07 (Note A)	5.28	5,003,949
3,000,000	Svenska Handelsbanken AB, 5.29%, due 8/13/07 (Note A)	5.29	3,000,000
1,000,000	Wells Fargo & Co., 5.28%, due 8/20/07 (Note A)	5.28	1,000,000
2,000,000	Westpac Banking Corp., 5.30%, due 8/6/07 (Note A)	5.30	2,000,073
			32,605,446

	DOMESTIC BANK SUPPORTED OBLIGATIONS —0.7%
1,000,000	Provena Health CP, Rev Notes, Ser. 1998, due 8/1/07 (LIQ: JPMorgan Chase Bank, N.A.)	5.33	1,000,000

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—9.2%
1,000,000	Deutsche Bank AG, 5.32%, due 11/13/07 (Note A)	5.35	999,786
2,000,000	Fortis Bank, 5.33%, due 8/27/07 (Note A)	5.22	2,000,154
2,000,000	Harris N.A., 5.36%, due 12/13/07 (Note A)	5.35	1,999,928
2,100,000	Canadian Imperial Bank of Commerce, 5.26%, due 1/9/08 (Note A)	5.31	2,098,666
3,000,000	Canadian Imperial Bank of Commerce, 5.27%, due 1/11/08 (Note A)	5.24	2,999,561
1,500,000	Rabobank Nederland, 5.24%, due 11/21/07 (Note A)	5.25	1,499,842
1,000,000	Rabobank Nederland, 5.18%, due 12/20/07 (Note A)	5.31	999,435
			12,597,372

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS

July 31, 2007

(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE
	EURODOLLAR BANK CERTIFICATES OF DEPOSIT–1.8%
$ 1,500,000	Deutsche Bank AG, 5.33%, due 10/19/07 (Note A)	5.33	$1,500,000
1,000,000	Deutsche Bank AG, 5.33%, due 2/19/08 (Note A)	5.30	1,000,000
			2,500,000

	FOREIGN BANK SUPPORTED OBLIGATIONS—11.5%
1,500,000	Abbey National America LLC, due 9/20/07 (GTY: Abbey National PLC)	5.27	1,489,438
1,500,000	Danske Corp., due 8/13/07 (GTY: Den Danske Bank)	5.31	1,497,390
1,000,000	Danske Corp., due 10/26/07 (GTY: Den Danske Bank)	5.28	987,769
1,500,000	Danske Corp., due 11/9/07 (GTY: Den Danske Bank)	5.29	1,478,667
4,400,000	Societe Generale North America Inc., due 11/13/07 (GTY: Societe Generale)	5.33	4,333,394
1,000,000	Societe Generale North America Inc., due 2/29/08 (GTY: Societe Generale)	5.36	969,672
5,000,000	UBS Finance (Delaware) Inc., due 12/12/07	5.32	4,905,298
			15,661,628

	TOTAL BANK OBLIGATIONS—51.8%		70,775,761

	TAXABLE MUNICIPAL OBLIGATIONS—1.9%
2,600,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, due 9/5/07 (LOC: Landesbank Hessen - Thueringen GZ)	5.33	2,586,653

	REPURCHASE AGREEMENT—15.2%
20,716,000	Deutsche Bank
	• 5.31% dated 7/31/07, due 8/1/07 in the amount of $20,719,056. • fully collateralized by a U.S. government obligation, coupon range 4.500%-6.000%, maturity range 10/1/34-8/1/37, value $21,130,321.	5.31	20,716,000

	TOTAL INVESTMENTS (Cost $139,029,434)† —100.1%		136,523,377

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.1)%		(112,050)

	NET ASSETS—100.0%		$136,411,327

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2007. Dates shown represent the next interest reset date.

(B)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2007, these securities amounted to $11,465,516 or 8.4% of net assets. These securities have been deemed liquid by the Board of Directors.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

CP	Commercial Paper
GTY	Guarantee
LIQ	Liquidity Agreement
LOC	Letter of Credit

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM INSTITUTIONAL U.S. GOVERNMENT FUND • SCHEDULE OF INVESTMENTS

July 31, 2007

(unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	FANNIE MAE— 25.7%
$ 5,000,000	Discount Notes, due 10/26/07	5.19	$4,940,457
5,000,000	Discount Notes, due 12/19/07	5.24	4,900,736
5,000,000	Mortgage-backed Discount Notes, due 10/1/07	5.25	4,956,029
21,920,000	Mortgage-backed Discount Notes, due 11/1/07	5.24	21,630,388
10,854,000	Mortgage-backed Discount Notes, due 11/1/07	5.24	10,710,456
22,000,000	Mortgage-backed Discount Notes, due 11/1/07	5.24	21,709,050
10,000,000	Mortgage-backed Discount Notes, due 11/1/07	5.25	9,867,622
10,000,000	Mortgage-backed Discount Notes, due 12/3/07	5.28	9,825,367
5,000,000	Notes, 5.00%, due 8/24/07	5.27	4,998,703
6,325,000	Notes, 4.88%, due 8/27/07	5.21	6,323,363
2,256,000	Notes, 5.00%, due 9/14/07	5.21	2,255,318
5,000,000	Notes, 5.15%, due 11/21/07	5.22	4,998,591
10,040,000	Notes, 4.75%, due 2/1/08	5.24	10,010,659
6,510,000	Notes, 5.75%, due 2/15/08	5.25	6,523,947
1,329,000	Notes, 4.40%, due 4/7/08	5.20	1,321,568
4,000,000	Notes, 4.30%, due 5/5/08	5.19	3,973,161
			128,945,415

	FEDERAL HOME LOAN BANK— 2.3%
3,000,000	Notes, 3.13%, due 8/15/07	5.20	2,997,623
3,000,000	Notes, 5.75%, due 10/15/07	5.23	3,002,838
1,100,000	Notes, 3.16%, due 11/19/07	5.20	1,093,391
3,000,000	Notes, 4.43%, due 4/7/08	5.22	2,983,287
1,380,000	Notes, 5.93%, due 4/9/08	5.20	1,386,168
			11,463,307

	FREDDIE MAC— 7.5%
5,000,000	Discount Notes, due 8/31/07	5.25	4,978,813
500,000	Discount Notes, due 9/18/07	5.18	496,680
20,000,000	Discount Notes, due 1/7/08	5.23	19,549,942
5,000,000	Discount Notes, due 3/20/08	4.97	4,840,017
7,000,000	Notes, 5.00%, due 9/17/07	5.21	6,997,741
780,000	Notes, 3.25%, due 1/28/08	5.20	772,807
			37,636,000

	REPURCHASE AGREEMENTS— 77.5%
172,152,000	Bank of America Securities LLC
	• 5.29% dated 7/31/07, due 8/1/07 in the amount of $172,177,297. • fully collateralized by a U.S. government obligation, coupon 5.500%, maturity 6/1/35, value $175,595,041.	5.29	172,152,000

167,542,000	Deutsche Bank
	• 5.31% dated 7/31/07, due 8/1/07 in the amount of $167,566,712. • fully collateralized by various U.S. government obligations, coupon range 5.000%-6.000%, maturity range 6/1/35-3/1/37, value $170,892,841.	5.31	167,542,000

50,000,000	Morgan Stanley
	• 5.11% dated 7/31/07, due 8/1/07 in the amount of $50,007,097. • fully collateralized by various U.S. government obligations, coupon range 4.000%-8.500%, maturity range 11/1/14-7/1/37, value $51,248,646.	5.11	50,000,000
			389,694,000

	TOTAL INVESTMENTS (Cost $567,738,721) † — 113.0%		567,738,722

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(13.0)%		(65,107,211)

	NET ASSETS—100.0%		$502,631,511

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the
Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS

July 31, 2007

(unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANK OBLIGATIONS—10.9%
$ 200,000	Countrywide, due 8/16/07 (Note A)	5.35	$199,990
400,000	Fifth Third Bancorp, due 8/22/08 (Notes A, C)	5.32	400,082
100,000	FleetBoston Financial Corp., due 12/1/09	7.38	104,661
400,000	HBOS Treasury Services PLC, MTN, due 8/8/08 (Notes A, C)	5.31	400,086
400,000	Irish Life & Permanent PLC, due 8/22/08 (Notes A, C)	5.34	400,116
150,000	Washington Mutual Inc., due 3/20/08 (Note A)	5.51	150,132
			1,655,067

	BANK LOAN—2.0%
300,000	ILH LLC, Ser. 2005, due 11/1/35 (Note A)	5.37	300,000

	FINANCIALS—32.1%
500,000	Bear Stears, MTN, due 1/30/09 (Note A)	5.65	500,530
100,000	CIT Group Inc., due 10/15/08	5.88	100,168
250,000	CIT Group Inc., MTN, due 5/23/08 (Note A)	5.57	250,045
400,000	CIT Group Inc., MTN, due 2/21/08 (Note A)	5.43	399,265
200,000	Capital One Financial, due 8/1/08	7.13	202,547
200,000	John Deere Capital Corp., due 1/15/08	3.90	198,585
140,000	John Deere Capital Corp., MTN, due 4/15/08	4.95	140,075
700,000	Goldman Sachs, MTN, due 12/22/08 (Note A)	5.45	698,950
500,000	International Leasing Financial Corp., MTN, due 6/2/08	4.63	496,264
400,000	Lehman Brothers Holdings Inc., MTN, due 10/22/08 (Note A)	5.45	400,011
500,000	Met Life Global, due (Notes A, C)	5.35	500,021
400,000	Morgan Stanley, due 8/1/08 (Note A)	5.40	400,035
300,000	Safeco Corp., due 2/1/08	4.20	298,446
300,000	Textron Financial Corp., due 3/3/08	4.13	298,010
			4,882,952

	INDUSTRIALS—12.7%
250,000	Comcast Cable Communications LLC, due 4/15/08	7.63	253,022
100,000	Comcast of Delaware LLC, due 9/1/08	9.00	103,593
100,000	DaimlerChrysler N.A. Holdings Corp., due 9/10/08	4.75	99,571
300,000	DaimlerChrysler N.A. Holdings Corp., due 11/10/08	5.84	300,132
550,000	Diageo Capital PLC, MTN, due 11/10/08 (Note A)	5.46	550,372
100,000	Kraft Foods Inc., due 10/01/08	4.00	98,200
430,000	Marriott International Inc., due 1/15/08	7.00	431,797
100,000	Motorola Inc, due 11/16/07	4.61	99,752
			1,936,439

	TRANSPORTATION SERVICES—2.1%
215,000	FedEx Corp., due 8/8/07 (Note A)	5.44	215,005
100,000	FedEx Corp., due 8/15/09	5.50	100,075
			315,080

	TOTAL CORPORATE OBLIGATIONS—59.8%		9,089,538

	ASSET BACKED OBLIGATION—5.1%
500,000	Aquinas Funding, LLC, due 10/23/07 (Note C)	5.17	494,040
277,000	CRC Funding, LLC, due 8/24/07	5.27	276,067
			770,107

	MUNICIPAL OBLIGATIONS—2.6%
400,000	Warren County IDA, Tax. Stupps Bros., Ser. B-2, Revenue Bonds, due 12/1/18 (LOC: Bank of America, N.A.)	5.35	400,000

	LOAN PARTICIPATION—2.6%
400,000	AXA Equitable Life Insurance Co., due 3/21/08 LP, due 3/21/08 (Notes A, B)	5.49	400,216

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS

July 31, 2007

(unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	BANK COMMERCIAL PAPER—10.7%
$ 500,000	Depfa Bank PLC, due 9/21/07	5.08	$496,402
200,000	Provena Health, Rev. Notes, Ser. 1998, due 8/1/07	5.28	200,000
452,000	JPMorgan Chase Bank, N.A. due 11/27/07	5.22	444,266
500,000	UBS Financial Delaware LLC, due 11/13/07	5.23	492,446
			1,633,114

	INDUSTRIAL & OTHER COMMERCIAL PAPER—9.8%
400,000	Cadbury Shweppes Finance, due 9/12/07	5.39	397,485
700,000	General Electric Corp., due 11/6/07 (Note D)	0.00	690,136
400,000	Time Warner, due 9/19/07	5.34	397,093
			1,484,714

	REPURCHASE AGREEMENTS—10.1%
1,531,000	Deutsche Bank
	• 5.31% dated 7/31/07, due 8/1/07 in the amount of $1,531,226. • fully collateralized by a U.S. government obligation, coupon 5.00%, maturity 12/01/36, value $1,561,621.		1,531,000

	TOTAL INVESTMENTS
	(cost $15,314,698)†—100.7%		15,308,689

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.7)%		(98,809)

	NET ASSETS—100.0%		$15,209,880

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2007. Dates shown represent the next interest reset date.

(B)

These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On July 31, 2007, the aggregate market value of these securities, valued at amortized cost is $400,216 representing 2.6% of net assets.

(C)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2007, these securities amounted to $2,194,345 or 14.4% of net assets.These securities have been deemed liquid by the Board of Directors

(D)	Zero Coupon Security.

†	At July 31, 2007, the tax basis cost of the Fund's investments was $15,314,698 and the unrealized appreciation and depreciation were $928 and ($6,935), respectively.

IDA	Industrial Development Authority
LOC	Letter of Credit
MTN	Medium Term Note

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the
Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS

July 31, 2007

(unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANK OBLIGATIONS—17.3%
$ 300,000	BSCH Issuance Ltd., due 9/14/10	7.63	$321,471
125,000	Centura Bank, due 3/15/09	7.63	126,949
400,000	Deutsche Bank Financial, due 4/25/09	7.50	415,720
400,000	FleetBoston Financial Corp., due 12/1/09	7.38	418,642
300,000	Greenpoint Financial Corp., due 6/6/08	3.20	294,413
775,000	Morgan Stanley, due 1/15/10	4.00	748,177
120,000	Washington Mutual, due 8/25/08	4.50	118,556
500,000	Washington Mutual, due 1/15/09	4.00	489,722
			2,933,650
	FINANCIALS—36.7%
400,000	American General Finance, due 9/1/09	5.38	401,001
600,000	Bear Stears Co., due 12/7/09	7.63	624,720
320,000	Caterpillar Financial Services, due 3/4/09	4.35	316,088
280,000	Chase Manhattan Corp., due 6/15/09	7.13	288,719
400,000	CIT Group Inc., due 10/15/08	5.88	400,672
301,000	CIT Group Inc., due 4/1/09	3.38	290,104
425,000	Duke Realty Corp., due 1/15/10	5.25	422,353
500,000	General Electric Capital Corp., Ser. A, MTN, due 1/19/10	7.38	525,826
500,000	Goldman Sachs Group LP, due 6/15/10	4.50	488,265
500,000	HSBC Financial Corp., due 9/19/09	6.30	505,125
250,000	International Lease Finance Corp., due 11/1/09	4.38	245,712
400,000	John Deere Capital Corp., due 1/15/08	3.90	397,171
500,000	Merrill Lynch & Co. Inc., Ser. C, MTN, due 2/8/10	4.25	487,308
500,000	Pitney Bowes Credit Corp., due 9/15/09	8.55	531,613
300,000	Safeco Corp., due 2/1/08	4.20	298,446
			6,223,123

	INDUSTRIALS—12.8%
400,000	Comcast of Delaware LLC, due 9/1/08	9.00	414,372
200,000	DaimlerChrysler N.A. Holdings Corp., due 1/15/08	4.75	199,142
650,000	Diageo Capital PLC, MTN, due 11/1/09	7.25	676,960
300,000	Kraft Foods Inc., due 10/1/08	4.00	294,600
280,000	Motorola Inc., due 11/16/07	4.61	279,306
300,000	Time Warner Inc., due 9/1/08	7.25	305,739
			2,170,119

	TRANSPORTATION SERVICES—2.2%
175,000	FedEx Corp., due 8/8/07 (Note A)	5.44	175,005
200,000	FedEx Corp., due 8/15/07	5.50	200,151
			375,156

	UTILITY—0.8%
130,000	Duke Energy Indiana, due 7/15/09	8.00	136,139

	TOTAL CORPORATE OBLIGATIONS—69.8%		11,838,187

	U.S. GOVERNMENT AGENCY OBLIGATIONS—9.4%
500,000	Federal Home Loan Bank, due 11/13/09	6.50	516,305
500,000	Federal Home Loan Bank, due 2/9/10	4.30	492,233
300,000	Federal Home Loan Bank, due 11/15/11	5.63	305,987
300,000	Fannie Mae, due 6/30/10	3.27	286,054
			1,600,579

	MUNICIPAL OBLIGATIONS—8.4%
625,000	New Jersey, Economic Development Authority, Rev. Bonds (Lafayette Yard Hotel Project), Tax., due 4/1/09 (LOC: MBIA) (Note B)	5.00	625,125
810,000	New York State, Urban Development, Rev. Bonds, (State Personal Income Tax Project), Tax., Ser. B-3, due 12/22/07 (LOC: MBIA) (Note B)	4.22	791,832
			1,416,957

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS

July 31, 2007

(unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	U.S. TREASURY OBLIGATIONS—1.4%
$ 240,000	U.S. Treasury Note, due 11/15/09	4.63	$240,281

	REPURCHASE AGREEMENT—11.9%
2,020,000	Deutsche Bank
	• 5.31% dated 7/31/07, due 8/1/07 in the amount of $2,020,298. • fully collateralized by a U.S. government obligation, coupon 5.00%, maturity 12/01/35, value $2,060,401.	5.31	2,020,000

	TOTAL INVESTMENTS
	(cost $17,136,877)†—100.9%		17,116,004

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET— (0.9)%		(154,062)

	NET ASSETS—100.0%		$16,961,942

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2007. Dates shown represent the next interest reset date.

(B)	Security payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

†	At July 31, 2007, the tax basis cost of the Fund's investments was $17,136,877 and the unrealized appreciation and depreciation were $26,797 and $(47,673), respectively.

LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation.
MTN	Medium Term Note

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the
Portfolio's most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       TD Asset Management USA Funds Inc.

By (Signature and Title)*       /s/ David Hartman, President

Date 9/21/07

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ David Hartman, President

Date 9/21/07

By (Signature and Title)*        /s/ Christopher Salfi, Treasurer

Date 9/21/07

* Print the name and title of each signing officer under his or her signature.